Pension Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension Plans

17.	PENSION PLANS
At December 31, 2015, Legacy Willis maintained two principal defined benefit pension plans that covered approximately one third of the Legacy Willis employees in the United States and United Kingdom. Both of these plans are now closed to new entrants and with effect from May 15, 2009, the US defined benefit plan was closed to future accrual. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition to the Legacy Willis UK and US defined benefit pension plans, Legacy Willis has several smaller defined benefit pension plans in certain other countries in which it operates including a US non-qualified plan and an unfunded plan in the UK. Elsewhere, pension benefits are typically provided through defined contribution plans. It is the Legacy Willis’s policy to fund pension costs as required by applicable laws and regulations.
At December 31, 2015, Legacy Willis recorded, on the Consolidated Balance Sheets, the following:

•	a pension benefit asset of $623 million (2014: $314 million) representing:

•	$617 million (2014: $314 million) in respect of the UK defined benefit pension plan; and

•	$6 million (2014: $nil) in respect of international defined benefit pension plans.

•	a total liability for pension benefits of $279 million (2014: $284 million) representing:

•	$213 million (2014: $245 million) in respect of the US defined benefit pension plan; and

•	$66 million (2014: $39 million) in respect of the international, US non-qualified and UK unfunded defined benefit pension plans.
UK and US defined benefit plans
The following schedules provide information concerning the Legacy Willis UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$3,084	$2,785	$1,051	$864
Service cost	32	41	—	—
Interest cost	102	121	40	40
Employee contributions	1	2	—	—
Actuarial (gain) loss	(77)	390	(91)	183
Curtailment loss (gain)	13	(2)	—	—
Benefits paid	(98)	(85)	(38)	(36)
Foreign currency changes	(165)	(168)	—	—
Plan amendments	(215)	—	—	—
Benefit obligations, end of year	2,677	3,084	962	1,051
Change in plan assets:
Fair value of plan assets, beginning of year	3,398	3,061	806	757
Actual return on plan assets	82	520	(19)	65
Employee contributions	1	2	—	—
Employer contributions	103	91	—	20
Benefits paid	(98)	(85)	(38)	(36)
Foreign currency changes	(192)	(191)	—	—
Fair value of plan assets, end of year	3,294	3,398	749	806
Funded status at end of year	$617	$314	$(213)	$(245)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$617	$314	$—	$—
Liability for pension benefits	—	—	(213)	(245)

Amounts recognized in accumulated other comprehensive loss as of December 31, consist of:

	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
		(millions)
Net actuarial loss	$793	$809	$373	$399
Prior service gain	(196)	(20)	—	—

The accumulated benefit obligations for the Legacy Willis UK and US defined benefit pension plans were $2,677 million and $962 million, respectively (2014: $3,017 million and $1,051 million, respectively).
The components of the net periodic benefit income and other amounts recognized in other comprehensive (income) loss for the UK and US defined benefit plans are as follows:

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2015	2014	2013	2015	2014	2013
			(millions)
Components of net periodic benefit income:
Service cost	$32	$41	$37	$—	$—	$—
Interest cost	102	121	109	40	40	38
Expected return on plan assets	(222)	(213)	(191)	(57)	(54)	(51)
Amortization of unrecognized prior service gain	(18)	(4)	(5)	—	—	—
Amortization of unrecognized actuarial loss	36	42	45	11	6	9
Curtailment gain	(5)	—	—	—	—	—
Net periodic benefit income	$(75)	$(13)	$(5)	$(6)	$(8)	$(4)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial loss (gain)	$63	$83	$15	$(15)	$172	$(90)
Amortization of unrecognized actuarial loss	(36)	(42)	(45)	(11)	(6)	(9)
Prior service gain	(215)	—	—	—	—	—
Amortization of unrecognized prior service gain	18	4	5	—	—	—
Curtailment loss (gain)	18	(2)	—	—	—	—
Total recognized in other comprehensive (income) loss	$(152)	$43	$(25)	$(26)	$166	$(99)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(227)	$30	$(30)	$(32)	$158	$(103)

On March 6, 2015, Legacy Willis announced to members of the UK defined benefit pension plan that with effect from June 30,
2015, future salary increases would not be pensionable (the ‘salary freeze’). Legacy Willis recognized the salary freeze as a plan amendment at the announcement date. The impact of the salary freeze is to reduce the plan’s projected benefit obligation by approximately $215 million and create a prior service credit which is recognized in other comprehensive income and then amortized to the statement of operations over the remaining expected service life of active employees.
The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$46	$11
Prior service loss	(21)	—

The following schedule provides other information concerning the Legacy Willis UK and US defined benefit pension plans:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.8%	3.6%	4.2%	3.9%
Rate of compensation increase	3.3%	2.9%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.6%	4.4%	3.9%	4.8%
Expected return on plan assets (i)	6.5%	7.0%	7.3%	7.3%
Rate of compensation increase	2.9%	3.2%	N/A	N/A

_________________________________

(i)
As part of the salary freeze negotiations with the Scheme Trustee, Legacy Willis agreed to the UK plan Trustee’s de-risking strategy which will lead to a strategic target asset allocation with a greater weighting to fixed income assets. Consequently, with effect from March 6, 2015, the expected return on assets assumption was reduced by 50 basis points from 7.00% to 6.50%.

The expected return on plan assets was determined on the basis of the weighted-average of the expected future returns of the various asset classes, using the target allocations shown below. The expected returns on UK plan assets are: UK and foreign equities 8.75 percent, debt securities 4.30 percent, hedge funds 8.43 percent and real estate 6.53 percent. The expected returns on US plan assets are: US and foreign equities 11.0 percent and debt securities 3.5 percent.
Legacy Willis’ pension plan asset allocations based on fair values were as follows:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2015	2014	2015	2014
Equity securities	36%	34%	50%	48%
Debt securities	42%	45%	48%	49%
Hedge funds	14%	14%	—%	—%
Real estate	4%	3%	—%	—%
Cash	4%	4%	—%	—%
Other	—%	—%	2%	3%
Total	100%	100%	100%	100%

In the United Kingdom, the pension trustees, in consultation with Legacy Willis, maintain a diversified asset portfolio and this together with contributions made by Legacy Willis is expected to meet the pension scheme’s liabilities as they become due. The UK plan’s assets are divided into 12 separate portfolios according to asset class and managed by 9 investment managers. The broad target allocations are UK and foreign equities (32.5 percent), debt securities (50 percent) and diversifying assets (17.5 percent). In the United States, the Legacy Willis investment policy is to maintain a diversified asset portfolio, which together with contributions made by it is expected to meet the pension scheme’s liabilities as they become due. The US plan’s assets are currently invested in 18 funds representing most standard equity and debt security classes. The broad target allocations are US and foreign equities (50 percent) and debt securities (50 percent).
Fair Value Hierarchy
The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$491	$152	$—	$643
UK equities	232	17	—	249
Other equities	14	287	—	301
Fixed income securities:
UK Government bonds	832	—	—	832
Other Government bonds	4	1	90	95
UK corporate bonds	—	120	—	120
Other corporate bonds	107	18	—	125
Derivatives	—	195	—	195
Real estate	—	—	146	146
Cash and cash equivalents	149	2	—	151
Other investments:
Hedge funds	—	—	457	457
Other	—	(20)	—	(20)
Total	$1,829	$772	$693	$3,294

	UK Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$565	$185	$—	$750
UK equities	234	15	—	249
Other equities	26	124	—	150
Fixed income securities:
US Government bonds	81	2	—	83
UK Government bonds	783	6	—	789
Other Government bonds	3	3	99	105
UK corporate bonds	—	103	—	103
Other corporate bonds	113	33	—	146
Derivatives	—	293	—	293
Real estate	—	—	124	124
Cash and cash equivalents	124	13	—	137
Other investments:
Hedge funds	—	—	487	487
Other	—	(18)	—	(18)
Total	$1,929	$759	$710	$3,398

The UK plan’s real estate investment comprises UK property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. The UK plan’s hedge fund investments are primarily invested in various ‘fund of funds’ and are valued based on net asset values calculated by the fund and are not publicly available. Liquidity is typically monthly and is subject to liquidity of the underlying funds. The UK plan’s Other Government Bonds investments are primarily invested in investment-grade emerging and developed market government bonds. Funds are valued on a net asset value basis, with the underlying bond instruments being valued using bid-side, clean pricing from approved pricing vendors. Prices are not publicly available.
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$110	$113	$—	$223
Non US equities	106	45	—	151
Fixed income securities:
US Government bonds	—	67	—	67
US corporate bonds	—	158	—	158
International fixed income securities	57	33	—	90
Municipal & Non US government bonds	—	29	—	29
Other investments:
Mortgage backed securities	—	16	—	16
Other	7	8	—	15
Total	$280	$469	$—	$749

	US Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$115	$117	$—	$232
Non US equities	110	44	—	154
Fixed income securities:
US Government bonds	—	72	—	72
US corporate bonds	—	171	—	171
International fixed income securities	59	42	—	101
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	16	—	16
Other	20	8	—	28
Total	$304	$502	$—	$806

Equity securities comprise:

•	ordinary shares and preferred shares which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.
Fixed income securities comprise US, UK and other Government Treasury Bills, loan stock, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices. Certain of these investments are classified as Level 2 investments on the basis that the assets are valued at their net asset values calculated by the investment manager and liquidity is not daily.
Level 3 investments
As a result of the inherent limitations related to the valuations of the Level 3 investments, due to the unobservable inputs of the underlying funds, the estimated fair value may differ significantly from the values that would have been used had a market for those investments existed.
The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2015 and 2014:

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2014	$669
Purchases, sales, issuances and settlements, net	40
Unrealized and realized gains relating to instruments still held at end of year	24
Foreign exchange	(23)
Balance at December 31, 2014	$710
Purchases, sales, issuances and settlements, net	14
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(24)
Balance at December 31, 2015	$693

In 2016, Legacy Willis expects to make contributions to the UK plan of approximately $83 million and $nil to the US plan. In addition, approximately $9 million will be paid in 2016 into the UK defined benefit plan related to employee’s salary sacrifice contributions.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2016	83	43
2017	89	46
2018	93	48
2019	94	51
2020	97	53
2021-2025	549	289

Legacy Willis North America has a 401(k) plan covering all eligible employees of Legacy Willis North America and its subsidiaries. The plan allows participants to make pre-tax contributions which Legacy Willis, at its discretion may match. All investment assets of the plan are held in a trust account administered by independent trustees. The Legacy Willis 401(k) matching contributions for 2015 were $16 million (2014: $15 million; 2013: $15 million), matching contributions were increased 1 percent during 2013.
Other defined benefit pension plans
In addition to the Legacy Willis UK and US defined benefit pension plans, it has several smaller defined benefit pension plans in certain other countries in which it operates together with a non-qualified defined benefit pension plan in the United States and an unfunded defined benefit pension plan in the United Kingdom.
For disclosure purposes these smaller additional US and UK plans are combined with its other defined benefit pension plans in the tables below.
In total, a $60 million net pension benefit liability (2014: $39 million) has been recognized in respect of these other schemes.
The following schedules provide information concerning Legacy Willis’ international, US non-qualified and UK unfunded defined benefit pension plans:

	Other defined benefit plans
	2015	2014
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$210	$195
Service cost	4	3
Interest cost	9	7
Actuarial (gain) loss	(26)	38
Benefits paid	(12)	(9)
Settlement	(1)	—
Transfers in (i)	248	—
Foreign currency changes	(30)	(24)
Benefit obligations, end of year	402	210
Change in plan assets:
Fair value of plan assets, beginning of year	171	168
Actual return on plan assets	(5)	25
Employer contributions	15	11
Benefits paid	(12)	(9)
Transfers in (ii)	202	—
Foreign currency changes	(29)	(24)
Fair value of plan assets, end of year	342	171
Funded status at end of year	$(60)	$(39)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$6	$—
Liability for pension benefits	(66)	(39)
_________________________________

(i)	Represents the transfer in of $224 million and $24 million of benefit obligation as a result of acquiring Miller Insurance Services LLP and Gras Savoye.

(ii)	Represents the transfer in of $202 million of plan assets as a result of acquiring Miller Insurance Services LLP.
Amounts recognized in accumulated other comprehensive loss consist of a net actuarial loss of $27 million (2014: $42 million).
The accumulated benefit obligation for the Legacy Willis’ other defined benefit pension plans was $390 million (2014: $203 million).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the other defined benefit pension plans are as follows:

	Other defined benefit plans
	2015	2014	2013
	(millions)
Components of net periodic benefit cost:
Service cost	$4	$3	$3
Interest cost	9	7	7
Expected return on plan assets	(11)	(6)	(6)
Amortization of unrecognized actuarial loss	1	—	1
Net periodic benefit cost	3	4	5
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Amortization of unrecognized actuarial loss	$(1)	$—	$(1)
Net actuarial (gain) loss	(10)	19	(8)
Total recognized in other comprehensive (income) loss	(11)	19	(9)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(8)	$23	$(4)

The estimated net loss for the other defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $1 million.
The following schedule provides other information concerning Legacy Willis’ other defined benefit pension plans:

Other defined benefit plans
	2015	2014
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00% - 3.85%	2.00% - 3.60%
Rate of compensation increase	2.00% - 3.50%	2.00% - 3.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	2.00% - 3.60%	3.30% - 4.40%
Expected return on plan assets	2.00% - 6.40%	2.00% - 4.66%
Rate of compensation increase	2.00% - 3.50%	2.00% - 2.50%

The determination of the expected long-term rate of return on the other defined benefit plan assets is dependent upon the specific circumstances of each individual plan. The assessment may include analyzing historical investment performance, investment community forecasts and current market conditions to develop expected returns for each asset class used by the plans.
Legacy Willis’ other defined benefit pension plan asset allocations at December 31, 2015 based on fair values were as follows:

	Other defined benefit plans
Asset Category	2015	2014
Equity securities	32%	24%
Debt securities	50%	40%
Real estate	2%	3%
Derivatives	6%	13%
Other	10%	20%
Total	100%	100%

The investment policies for the international plans vary by jurisdiction but are typically established by the local pension plan trustees, where applicable, and seek to maintain the plans’ ability to meet liabilities of the plans as they fall due and to comply with local minimum funding requirements.
Fair Value Hierarchy
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ other defined benefit pension plan assets that are measured at fair value on a recurring basis.

	Other defined benefit plans
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$26	$12	$—	$38
UK equities	4	16	—	20
Overseas equities	22	29	—	51
Fixed income securities:
Other Government bonds	56	66	—	122
Corporate bonds	4	50	—	54
Derivative instruments	—	20	—	20
Real estate	—	—	5	5
Cash	1	3	—	4
Other investments:
Other investments	—	—	28	28
Total	$113	$196	$33	$342

	Other defined benefit plans
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$18	$—	$—	$18
UK equities	4	—	—	4
Overseas equities	18	—	—	18
Fixed income securities:
Other Government bonds	65	—	—	65
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	6	6
Cash	11	—	—	11
Other investments:
Other investments	14	—	8	22
Total	$134	$23	$14	$171

Equity securities comprise:

•	ordinary shares which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.
Fixed income securities comprise overseas and UK Government bonds, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices. Certain of these investments are classified as Level 2 investments on the basis that the assets are valued at their net asset values calculated by the investment manager and liquidity is not daily.
Real estate investment comprises overseas property and infrastructure investments which are valued by fund managers taking into account cost, independent appraisals and market based comparable data.
Level 3 investments, other than $23 million acquired from Miller Insurance Services LLP, did not materially change during the year ended December 31, 2015.
In 2016, Legacy Willis expects to contribute $14 million to its other defined benefit pension plans.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the other defined benefit pension plans:

Expected future benefit payments	Other defined benefit plans
(millions)
2016	$10
2017	10
2018	11
2019	12
2020	13
2021-2025	75